Long-Term Borrowings and Subordinated Debt - Schedule of Annual Maturities and Average Interest Rate of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturity [Line Items]
2014, Balance		$ 2,369
2015, Balance		2,399
2016, Balance		2,330
2017, Balance		2,412
2018, Balance		2,496
Thereafter, Balance		9,804
Total Long-term debt	$ 20,042	$ 21,810	$ 34,101	$ 31,874
2014 Average Rate		3.36%
2015 Average Rate		3.41%
2016 Average Rate		3.44%
2017 Average Rate		3.53%
2018 Average Rate		3.67%
Thereafter Average Rate		2.44%
Average Rate	2.78%	2.80%
Other Long-Term Borrowings [Member]
Long Term Debt Maturity [Line Items]
Average Rate	2.97%	3.01%	3.17%	3.40%